Acquisition (Details) - Schedule of components of the purchase price - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Plant Camp LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller		$ 300,000
Fair value of equity investment purchased on June 1, 2021		175,000
Total purchase price		475,000
Cash		5,232
Accounts Receivable		7,645
Inventory		19,970
Total assets acquired		32,847
Accounts payable and accrued expenses		5,309
Deferred Revenue		671
Total liabilities assumed		5,980
Net assets acquired		26,867
Non-controlling interest in consolidated subsidiary		56,865
Excess purchase price	$ 178,987	504,998
Excess purchase price		504,998
Plant Camp LLC [Member] | Goodwill [Member]
Asset Acquisition [Line Items]
Excess purchase price		7,198
Plant Camp LLC [Member] | Trade Names & Trademarks [Member]
Asset Acquisition [Line Items]
Excess purchase price		100,000
Plant Camp LLC [Member] | Know-How and Intellectual Property [Member]
Asset Acquisition [Line Items]
Excess purchase price		316,500
Plant Camp LLC [Member] | Website [Member]
Asset Acquisition [Line Items]
Excess purchase price		51,300
Plant Camp LLC [Member] | Customer Relationships [Member]
Asset Acquisition [Line Items]
Excess purchase price		30,000
WHE Agency, Inc. [Member]
Asset Acquisition [Line Items]
Cash paid to seller		144,750
Shares granted to seller		893,521
Total purchase price		1,038,271
Cash		26,575
Accounts Receivable		446,272
Total assets acquired		472,847
Accounts payable and accrued expenses		353,017
Total liabilities assumed		353,017
Net assets acquired		119,830
Non-controlling interest in consolidated subsidiary		1,190,000
Excess purchase price		2,108,442
Excess purchase price		2,108,442
WHE Agency, Inc. [Member] | Goodwill [Member]
Asset Acquisition [Line Items]
Excess purchase price		1,349,697
WHE Agency, Inc. [Member] | Trade Names & Trademarks [Member]
Asset Acquisition [Line Items]
Excess purchase price		85,945
WHE Agency, Inc. [Member] | Non-Compete Agreements [Member]
Asset Acquisition [Line Items]
Excess purchase price		45,190
WHE Agency, Inc. [Member] | Influencers / Customers [Member]
Asset Acquisition [Line Items]
Excess purchase price		627,610
Dune, Inc [Member]
Asset Acquisition [Line Items]
Shares granted to seller		424,698
Fair value of equity investment purchased before October 4, 2021		307,665
Total purchase price		732,363
Cash		186,995
Inventory		47,250
Total assets acquired		234,246
Accounts payable and accrued expenses		40,000
Total liabilities assumed		40,000
Net assets acquired		194,246
Non-controlling interest in consolidated subsidiary		720,581
Excess purchase price		1,258,698
Excess purchase price		1,258,698
Dune, Inc [Member] | Goodwill [Member]
Asset Acquisition [Line Items]
Excess purchase price		17,941
Dune, Inc [Member] | Trade Names & Trademarks [Member]
Asset Acquisition [Line Items]
Excess purchase price		249,248
Dune, Inc [Member] | Know-How and Intellectual Property [Member]
Asset Acquisition [Line Items]
Excess purchase price		788,870
Dune, Inc [Member] | Website [Member]
Asset Acquisition [Line Items]
Excess purchase price		127,864
Dune, Inc [Member] | Customer Relationships [Member]
Asset Acquisition [Line Items]
Excess purchase price		$ 74,774